Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued operations
Schedule of discontinued operation

	For the year ended	For the period from
	December 31,	January 1 to June 30,
	2017	2018
	RMB	RMB
Net revenues	17,768	4,807
Cost of revenues	(627)	(280)
Gross profit	17,141	4,527
Operating expenses:
Selling and marketing expenses	(30,065)	(6,800)
General and administrative expenses	(1,077)	(1,368)
Total operating expense	(31,142)	(8,168)
Loss from operations	(14,001)	(3,641)
Other expenses:
Interest expenses, net	(924)	(676)
Gain from disposal of discontinued operations	-	771
Others, net	(52)	(66)
Loss from discontinued operations before income taxes	(14,977)	(3,612)
Income tax expense	-	-
Net loss from discontinued operations	(14,977)	(3,612)

Cash flows of the discontinued operations:

	For the year ended	For the period from
	December 31,	January 1 to June 30,
	2017	2018
	RMB	RMB
Cash flows used in discontinued operations
Net cash used in operating activities	(27,875)	(2,817)
Net cash used in investing activities	(10)	-
Net cash generated from/(used in) financing activities	17,904	(2,513)
Net decrease in cash and cash equivalents	(9,981)	(5,330)